BCM Focus Small/Micro-Cap Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 86.4%
	COMMUNICATION SERVICES — 4.2%
	MEDIA — 4.2%
200,000	WideOpenWest, Inc.*	$1,648,000

	CONSUMER DISCRETIONARY — 13.9%
	AUTOMOBILES & COMPONENTS — 5.9%
28,480	XPEL, Inc.*	2,313,431
	CONSUMER SERVICES — 8.0%
225,000	Despegar.com Corp.*	1,784,250
16,000	Papa John's International, Inc.	1,323,200
		3,107,450
		5,420,881
	FINANCIALS — 12.3%
	BANKS — 3.6%
20,000	Triumph Financial, Inc.*	1,418,200
	FINANCIAL SERVICES — 8.7%
40,000	EVERTEC, Inc.	1,573,200
20,000	StoneX Group, Inc.*	1,840,200
		3,413,400
		4,831,600
	HEALTH CARE — 9.2%
	HEALTHCARE EQUIPMENT & SERVICES — 9.2%
80,000	Health Catalyst, Inc.*	1,122,400
30,000	Inmode, Ltd.*	1,287,300
27,000	iRadimed Corp.	1,186,110
		3,595,810
	INDUSTRIALS — 12.7%
	COMMERCIAL & PROFESSIONAL SERVICES — 12.7%
20,000	Cimpress PLC*	1,390,000
40,000	Franklin Covey Co.*	1,906,000
160,000	Upwork, Inc.*	1,668,800
		4,964,800
	INFORMATION TECHNOLOGY — 30.1%
	SEMICONDUCTORS — 3.8%
12,000	Onto Innovation, Inc.*	1,491,840
	SOFTWARE & SERVICES — 26.3%
20,802	Agilysys, Inc.*	1,531,651
45,000	Alarm.com Holdings, Inc.*	2,484,450
40,000	Model N, Inc.*	1,332,800
200,000	Olo, Inc.*	1,572,000
60,000	PagerDuty, Inc.*	1,555,200

BCM Focus Small/Micro-Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE & SERVICES (Continued)
80,000	SoundThinking, Inc.*	$1,817,600
		10,293,701
		11,785,541
	MATERIALS — 4.0%
75,000	Element Solutions, Inc.	1,572,000
	TOTAL COMMON STOCKS
	(Cost $30,872,155)	33,818,632

	SHORT-TERM INVESTMENTS — 15.1%
5,927,942	Goldman Sachs Financial Square Government Fund, 4.95%[1]	5,927,942
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,927,942)	5,927,942
	TOTAL INVESTMENTS — 101.5%
	(Cost $36,800,097)	39,746,574
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%	(592,841)
	TOTAL NET ASSETS — 100.0%	$39,153,733

PLC – Public Limited Company

*	Non-income producing security.
[1]	Rate disclosed is the seven-day effective yield as of July 31, 2023.